Employee Benefits and Private Pension Plan - Sensitivity analysis (Detail) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Discount rate [Member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 19,688
Change in assumptions	1.00%
Increase in liability	R$ 24,252
Wage growth rate [member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 266
Change in assumptions	1.00%
Increase in liability	R$ 477
Medical services growth rate [Member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 17,824
Change in assumptions	1.00%
Increase in liability	R$ 21,847